CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash Flows from Operating Activities:
Net income	¥ 125,609	¥ 152,719
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	167,284	164,237
Principal payments received under net investment in leases	246,557	223,891
Provision for Credit Losses	1,674	2,106
Equity in net income of affiliates (excluding interest on loans)	(5,777)	(4,760)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(8,589)	(6,473)
Gains on sales of securities other than trading	(6,476)	(13,017)
Gains on sales of operating lease assets	(31,577)	(26,238)
Write-downs of long-lived assets	253	88
Write-downs of securities	71	60
Decrease in trading securities	30,377	38,414
Increase in inventories	(13,502)	(211)
Decrease in trade notes, accounts and other receivable	19,260	31,665
Decrease in trade notes, accounts and other payable	(35,647)	(45,908)
Increase in policy liabilities and policy account balances	85,677	63,412
Other, net	(312,292)	23,288
Net cash provided by operating activities	262,902	603,273
Cash Flows from Investing Activities:
Purchases of lease equipment	(443,345)	(436,752)
Installment loans made to customers	(589,094)	(586,801)
Principal collected on installment loans	664,246	580,149
Proceeds from sales of operating lease assets	142,067	88,398
Investment in affiliates, net	(18,340)	(13,881)
Proceeds from sales of investment in affiliates	17,766	17,734
Purchases of available-for-sale debt securities	(299,368)	(240,909)
Proceeds from sales of available-for-sale debt securities	156,589	179,630
Proceeds from redemption of available-for-sale debt securities	26,160	34,180
Purchases of equity securities other than trading	(39,144)	(30,450)
Proceeds from sales of equity securities other than trading	31,752	47,813
Purchases of property under facility operations	(34,678)	(12,799)
Acquisitions of subsidiaries, net of cash acquired	(30,980)	(90,090)
Sales of subsidiaries, net of cash disposed	(993)	4,143
Other, net	(23,201)	13,157
Net cash used in investing activities	(440,563)	(446,478)
Cash Flows from Financing Activities:
Net increase (decrease) in debt with maturities of three months or less	(14,943)	159,408
Proceeds from debt with maturities longer than three months	873,820	475,898
Repayment of debt with maturities longer than three months	(619,926)	(591,890)
Net decrease in deposits due to customers	(25,343)	(31,813)
Cash dividends paid to ORIX Corporation shareholders	(55,704)	(52,438)
Acquisition of treasury stock	(33,151)	(30,547)
Contribution from noncontrolling interests	2,164	7,271
Purchases of shares of subsidiaries from noncontrolling interests	(1,273)	(1,289)
Net increase (decrease) in call money	(15,000)	2,500
Other, net	(14,602)	(13,304)
Net cash provided by (used in) financing activities	96,042	(76,204)
Effect of Exchange Rate Changes on Cash, Cash Equivalents and Restricted Cash	35,828	1,726
Net increase (decrease) in Cash, Cash Equivalents and Restricted Cash	(45,791)	82,317
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	1,091,812	1,079,575
Cash, Cash Equivalents and Restricted Cash at End of Period	¥ 1,046,021	¥ 1,161,892